Note 6 - Assets Held For Sale (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	$ 2.3	$ 0.1
Other Accrued Expenses [Member]
Deposit Liability, Current	0.6
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Manufacturing Facility [Member]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	3.1
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Equipment [Member]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	$ 1.2